SHARE EXCHANGE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Share Exchange Tables
Acquired assets	The Company has preliminarily allocated the $212,500 consideration paid to the acquired assets as follows:
Cash	100
Intangible assets, customer list	212,400
Fair value acquired	$212,500
The Company has preliminarily allocated the $212,500 consideration paid to the acquired assets as follows:
Cash	100
Intangible assets, customer list	212,400
Fair value acquired	$212,500